July 31, 2025
2025 Quarterly Report (Unaudited)

Managed Account Series
• BlackRock GA Disciplined Volatility Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.4%
MercadoLibre, Inc.(a)	1,437	$ 3,411,280
XP, Inc., Class A	83,150	1,342,041
		4,753,321
Canada — 0.4%
Constellation Software, Inc./Canada	366	1,262,689
Franco-Nevada Corp.	663	105,613
Thomson Reuters Corp.	15,332	3,077,023
		4,445,325
China — 9.7%
AAC Technologies Holdings, Inc.	22,000	111,236
Airtac International Group	118,000	3,356,099
Bank of China Ltd., Class H	4,977,000	2,872,790
Beijing Tong Ren Tang Co. Ltd., Class A	407,400	2,032,349
Bestechnic Shanghai Co. Ltd., Class A	88,080	2,925,301
Bethel Automotive Safety Systems Co. Ltd., Class A	113,920	741,791
Bilibili, Inc., Class Z(a)	279,040	6,384,176
BOC Hong Kong Holdings Ltd.	142,000	637,616
Bosideng International Holdings Ltd.	1,680,000	958,769
BYD Electronic International Co. Ltd.	916,500	3,813,552
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	58,400	958,515
China Hongqiao Group Ltd.	95,500	251,919
China Petroleum & Chemical Corp., Class H	338,000	198,346
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	43,000	186,577
China Tower Corp. Ltd., Class H(b)	1,694,400	2,370,999
China XD Electric Co. Ltd., Class A	4,435,000	4,024,390
CMOC Group Ltd., Class H	1,212,000	1,375,781
COSCO SHIPPING Holdings Co. Ltd., Class H	477,000	871,927
Eastroc Beverage Group Co. Ltd., Class A	79,790	3,111,058
Geely Automobile Holdings Ltd.	822,000	1,843,760
Giant Biogene Holding Co. Ltd.(b)	90,400	644,619
Goldwind Science & Technology Co. Ltd., Class A	153,000	204,303
Great Wall Motor Co. Ltd., Class A	891,533	2,668,216
Guoyuan Securities Co. Ltd., Class A	1,635,700	1,923,847
Haidilao International Holding Ltd.(b)	59,000	104,589
Haier Smart Home Co. Ltd., Class H	186,200	586,600
Hangzhou First Applied Material Co. Ltd., Class A	41,600	84,203
Hengtong Optic-electric Co. Ltd., Class A	325,400	717,276
Hwatsing Technology Co. Ltd., Class A	9,217	140,674
Hygon Information Technology Co. Ltd., Class A	254,907	4,897,261
JD.com, Inc., Class A	363,800	5,734,191
Kingsoft Corp. Ltd.	208,200	946,738
Midea Group Co. Ltd., Class H	56,500	547,441
NetEase, Inc.	295,200	7,717,189
Ningbo Sanxing Medical Electric Co. Ltd., Class A	139,700	434,940
PetroChina Co. Ltd., Class H	4,428,000	4,327,180
Pop Mart International Group Ltd.(b)	299,800	9,351,921
SAIC Motor Corp. Ltd., Class A	359,800	854,897
Shanjin International Gold Co. Ltd., Class A	3,190,400	7,962,540
Shenzhou International Group Holdings Ltd.	218,400	1,571,773
Sieyuan Electric Co. Ltd.	41,200	444,990
Sungrow Power Supply Co. Ltd., Class A	47,800	475,941
Tingyi Cayman Islands Holding Corp.	184,000	272,000
TravelSky Technology Ltd., Class H	200,000	317,976
Weichai Power Co. Ltd., Class H	2,210,000	4,684,904
Xiaomi Corp., Class B(a)(b)	295,400	1,987,437
Yangzijiang Shipbuilding Holdings Ltd.	2,238,300	4,390,264
Yum China Holdings, Inc.	128,362	5,991,938
Security	Shares	Value
China (continued)
Yunnan Yuntianhua Co. Ltd., Class A	167,500	$ 571,725
Yutong Bus Co. Ltd., Class A	443,400	1,530,654
Zhuzhou CRRC Times Electric Co. Ltd., Class A	50,890	307,725
		111,422,903
Finland — 0.1%
Kone OYJ, Class B	25,077	1,539,940
France — 1.1%
Air Liquide SA	944	185,719
Hermes International SCA	2,107	5,152,643
LVMH Moet Hennessy Louis Vuitton SE	5,360	2,877,311
Safran SA	7,243	2,388,388
Thales SA	5,884	1,582,759
		12,186,820
Germany — 0.0%
MTU Aero Engines AG, Class N	290	125,094
Siemens Energy AG(a)	1,028	119,020
		244,114
Hong Kong — 0.8%
Henderson Land Development Co. Ltd.	74,000	258,946
HKT Trust & HKT Ltd., Class SS	2,745,000	4,322,215
Orient Overseas International Ltd.	35,000	629,730
Techtronic Industries Co. Ltd.	270,000	3,228,565
WH Group Ltd.(b)	540,000	540,614
		8,980,070
India — 3.8%
Aditya Birla Capital Ltd.(a)	22,920	66,780
Bank of Baroda	202,063	545,991
Bharat Electronics Ltd.	18,838	81,838
Bharat Petroleum Corp. Ltd.	1,271,975	4,753,288
Canara Bank	85,337	103,853
Cipla Ltd./India	4,176	73,749
GAIL India Ltd.	25,645	51,660
Godrej Consumer Products Ltd.	3,752	53,759
HCL Technologies Ltd.	203,059	3,385,014
Hero MotoCorp Ltd.	746	36,138
Hindustan Aeronautics Ltd.	53,633	2,760,278
Indus Towers Ltd.(a)	65,178	268,798
IndusInd Bank Ltd.	4,312	39,121
Infosys Ltd.	390,122	6,634,785
InterGlobe Aviation Ltd.(a)(b)	1,403	94,153
ITC Ltd.	1,814,770	8,510,717
JSW Energy Ltd., Class A	8,479	49,614
Kotak Mahindra Bank Ltd.	90,324	2,035,031
Maruti Suzuki India Ltd.	336	48,196
Power Grid Corp. of India Ltd.	233,517	771,953
Reliance Industries Ltd.	4,354	68,761
Siemens Ltd.	65,316	2,248,913
Tata Consultancy Services Ltd.	259,886	8,962,543
UltraTech Cement Ltd.	592	82,426
Vedanta Ltd.	311,179	1,502,795
		43,230,154
Ireland — 0.2%
Kingspan Group PLC	21,384	1,774,698
Italy — 0.5%
Ferrari NV	13,373	5,864,158
PRADA SpA	14,100	76,744
		5,940,902

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan — 11.8%
Advantest Corp.	17,100	$ 1,137,134
Asahi Kasei Corp.	684,900	4,765,366
Bridgestone Corp.	4,200	169,891
Canon, Inc.	331,900	9,426,836
Chubu Electric Power Co., Inc.	19,300	236,053
Dai-ichi Life Holdings, Inc.	604,300	4,781,332
Daiichi Sankyo Co. Ltd.	14,500	355,713
ENEOS Holdings, Inc.	1,362,900	7,153,361
FUJIFILM Holdings Corp.	39,900	827,615
Idemitsu Kosan Co. Ltd.	478,400	3,075,448
Japan Exchange Group, Inc.	651,900	6,370,613
Japan Post Bank Co. Ltd.	708,500	7,907,777
Japan Post Holdings Co. Ltd.	379,700	3,516,275
Japan Post Insurance Co. Ltd.	8,000	204,837
Japan Tobacco, Inc.	306,700	8,759,235
Kawasaki Kisen Kaisha Ltd.	147,500	2,083,716
KDDI Corp.	1,035,000	16,986,008
Keyence Corp.	19,800	7,162,280
LY Corp.	1,562,200	5,710,098
Murata Manufacturing Co. Ltd.	481,300	7,163,706
Nexon Co. Ltd.	125,800	2,301,894
Nippon Steel Corp.	5,400	103,993
Nippon Telegraph & Telephone Corp.	2,611,700	2,637,455
Nippon Yusen KK	150,900	5,292,028
Nitori Holdings Co. Ltd.	9,400	796,055
Obayashi Corp.	176,800	2,603,425
Olympus Corp.	649,800	7,763,191
Osaka Gas Co. Ltd.	35,000	885,547
Otsuka Holdings Co. Ltd.	43,400	2,066,261
SoftBank Corp.	7,800	11,270
SoftBank Group Corp.	19,100	1,458,456
Suntory Beverage & Food Ltd.	29,200	881,715
Suzuki Motor Corp.	110,400	1,213,028
Trend Micro, Inc./Japan	139,500	8,506,489
		134,314,101
Netherlands — 0.6%
Argenx SE, ADR(a)	1,917	1,285,023
NXP Semiconductors NV	24,957	5,335,058
		6,620,081
Norway — 0.0%
Kongsberg Gruppen ASA	3,188	95,267
South Africa — 0.0%
Vodacom Group Ltd.	21,822	166,610
South Korea — 2.1%
HD Hyundai Heavy Industries Co. Ltd.	1,369	480,463
Krafton, Inc.(a)	32,658	7,689,513
KT&G Corp.	86,250	8,083,679
LG Corp.	16,357	928,664
NAVER Corp.	41,291	6,949,073
Samsung Electronics Co. Ltd.	1,727	88,015
		24,219,407
Sweden — 0.0%
Assa Abloy AB, Class B	5,336	176,569
Switzerland — 0.0%
Alcon AG	1,383	121,245
Taiwan — 2.0%
Accton Technology Corp.	142,000	4,193,855
Advantech Co. Ltd.	98,898	1,100,126
ASE Technology Holding Co. Ltd.	12,000	58,193
Security	Shares	Value
Taiwan (continued)
Asia Cement Corp.	1,167,000	$ 1,577,514
Catcher Technology Co. Ltd.	87,000	614,405
Chunghwa Telecom Co. Ltd.	242,000	1,045,749
Compal Electronics, Inc.	229,000	224,100
eMemory Technology, Inc.	23,000	1,556,974
International Games System Co. Ltd.	103,000	2,693,211
MediaTek, Inc.	50,000	2,264,228
Realtek Semiconductor Corp.	359,000	6,864,389
Taishin Financial Holding Co. Ltd.	271,000	147,908
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	115,498
		22,456,150
United Kingdom — 0.3%
AstraZeneca PLC	22,773	3,322,390
NatWest Group PLC	13,778	95,641
		3,418,031
United States — 64.5%
Abbott Laboratories	11,471	1,447,525
AbbVie, Inc.	738	139,497
Accenture PLC, Class A	42,024	11,224,610
Adobe, Inc.(a)	24,215	8,661,463
Alphabet, Inc., Class C(c)	40,666	7,842,845
Altria Group, Inc.	153,070	9,481,156
Amazon.com, Inc.(a)	45,238	10,590,668
Ameren Corp.	871	88,084
American Water Works Co., Inc.	16,017	2,246,224
Amgen, Inc.	25,530	7,533,903
Amphenol Corp., Class A	57,749	6,150,846
Analog Devices, Inc.	441	99,062
Apple, Inc.	714	148,205
Arch Capital Group Ltd.	23,260	2,001,756
Archer-Daniels-Midland Co.	17,681	957,957
AT&T, Inc.	608,269	16,672,653
Atmos Energy Corp.	4,622	720,662
Ball Corp.	56,164	3,215,951
Bentley Systems, Inc., Class B	1,964	113,873
Best Buy Co., Inc.	35,473	2,307,873
Booking Holdings, Inc.	222	1,221,901
Booz Allen Hamilton Holding Corp., Class A	85,196	9,144,087
Broadcom, Inc.	330	96,921
Brown & Brown, Inc.	1,492	136,324
Cadence Design Systems, Inc.(a)	33,498	12,212,366
Capital One Financial Corp.	846	181,890
Carvana Co., Class A(a)	18,397	7,177,958
Cencora, Inc.	4,001	1,144,606
CF Industries Holdings, Inc.	119,687	11,110,544
Charter Communications, Inc., Class A(a)	5,643	1,519,998
Chipotle Mexican Grill, Inc.(a)	41,424	1,776,261
Chubb Ltd.	24,081	6,406,509
Cisco Systems, Inc.	44,818	3,051,209
Citigroup, Inc.	1,960	183,652
Coca-Cola Co.	141,119	9,580,569
Consolidated Edison, Inc.	103,007	10,661,225
Costco Wholesale Corp.	9,430	8,860,805
Crowdstrike Holdings, Inc., Class A(a)	2,468	1,121,879
Crown Castle, Inc.	4,429	465,444
Danaher Corp.	14,367	2,832,598
DaVita, Inc.(a)	27,429	3,850,209
Devon Energy Corp.	3,762	124,974
Digital Realty Trust, Inc.	3,138	553,669
Dillard’s, Inc., Class A	1,273	594,402
Dollar General Corp.	82,280	8,631,172
Duke Energy Corp.	11,681	1,420,877
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
eBay, Inc.	31,474	$ 2,887,740
Edison International	80,495	4,195,399
Edwards Lifesciences Corp.(a)	40,413	3,205,155
Electronic Arts, Inc.	36,421	5,553,838
EMCOR Group, Inc.	2,798	1,755,717
EOG Resources, Inc.	27,230	3,268,145
Erie Indemnity Co., Class A	27,600	9,832,224
Everest Group Ltd.	7,843	2,633,679
Eversource Energy	23,151	1,530,281
FactSet Research Systems, Inc.	11,940	4,810,626
Fair Isaac Corp.(a)	4,120	5,919,286
First Citizens BancShares, Inc., Class A	277	552,549
Fiserv, Inc.(a)	60,363	8,386,835
Ford Motor Co.	244,612	2,707,855
Fortinet, Inc.(a)	67,388	6,732,061
Fox Corp., Class A	142,213	7,929,797
Gartner, Inc.(a)	6,713	2,273,357
Gen Digital, Inc.	59,970	1,768,515
General Dynamics Corp.	456	142,094
General Electric Co.	9,825	2,663,361
General Mills, Inc.	18,096	886,342
General Motors Co.	10,040	535,534
Gilead Sciences, Inc.	80,122	8,996,899
Graco, Inc.	17,242	1,447,983
HEICO Corp., Class A	590	152,273
Hershey Co.	25,197	4,689,918
Hewlett Packard Enterprise Co.	53,274	1,102,239
Hilton Worldwide Holdings, Inc.	32,477	8,706,434
Holcim AG	21,424	1,708,562
Hormel Foods Corp.	262,892	7,384,636
Howmet Aerospace, Inc.	40,236	7,233,226
HP, Inc.	332,108	8,236,278
HubSpot, Inc.(a)	2,274	1,181,684
Incyte Corp.(a)	53,190	3,983,399
Intuitive Surgical, Inc.(a)	5,821	2,800,425
Jabil, Inc.	38,947	8,691,802
Johnson & Johnson	116,246	19,150,365
JPMorgan Chase & Co.	30,762	9,112,935
Keurig Dr. Pepper, Inc.	5,358	174,939
Las Vegas Sands Corp.	180,779	9,472,820
Liberty Media Corp.-Liberty Formula One, Class C(a)	107,853	10,823,049
Lockheed Martin Corp.	26,218	11,037,254
Marsh & McLennan Cos., Inc.	20,254	4,034,597
Masimo Corp.(a)	49,120	7,554,165
Mastercard, Inc., Class A	12,576	7,123,927
McKesson Corp.	18,823	13,054,503
Merck & Co., Inc.	55,156	4,308,787
Meta Platforms, Inc., Class A	16,583	12,825,956
Microchip Technology, Inc.	1,399	94,558
Micron Technology, Inc.	646	70,504
Microsoft Corp.(c)	21,649	11,549,742
Motorola Solutions, Inc.	23,117	10,147,901
MSCI, Inc., Class A	13,639	7,656,389
Nasdaq, Inc.	2,476	238,241
Netflix, Inc.(a)	4,092	4,744,265
Northrop Grumman Corp.	14,740	8,499,231
Security	Shares	Value
United States (continued)
Nutanix, Inc., Class A(a)	1,259	$ 94,639
NVIDIA Corp.	28,951	5,149,514
Omnicom Group, Inc.	115,927	8,352,540
Otis Worldwide Corp.	98,531	8,443,121
PepsiCo, Inc.	63,953	8,820,398
Philip Morris International, Inc.	52,755	8,654,458
Pilgrim’s Pride Corp.	21,118	1,000,782
PNC Financial Services Group, Inc.	1,301	247,541
Principal Financial Group, Inc.	82,136	6,392,645
Progressive Corp.	65,240	15,790,690
Republic Services, Inc.	7,957	1,835,282
ROBLOX Corp., Class A(a)	55,574	7,657,541
Roper Technologies, Inc.	3,031	1,668,262
Royalty Pharma PLC, Class A	4,338	159,638
S&P Global, Inc.	12,957	7,140,603
Sanofi SA	1,154	103,595
Snowflake, Inc., Class A(a)	24,721	5,525,144
Southern Co.	3,613	341,356
Spotify Technology SA(a)	5,612	3,516,142
Sun Communities, Inc.	20,159	2,500,321
Synopsys, Inc.(a)	4,115	2,606,729
T Rowe Price Group, Inc.	26,677	2,706,382
Take-Two Interactive Software, Inc.(a)	13,633	3,036,478
Textron, Inc.	110,082	8,561,077
T-Mobile U.S., Inc.	68,167	16,251,694
Tractor Supply Co.	63,263	3,602,828
Trane Technologies PLC	16,912	7,408,809
TransDigm Group, Inc.	4,122	6,630,072
Tyson Foods, Inc., Class A	26,266	1,373,712
Universal Health Services, Inc., Class B	34,000	5,659,300
Valero Energy Corp.	4,732	649,751
VeriSign, Inc.	22,687	6,099,854
Verizon Communications, Inc.	361,191	15,444,527
Vertex Pharmaceuticals, Inc.(a)	21,217	9,693,411
Vertiv Holdings Co., Class A	49,374	7,188,854
Visa, Inc., Class A	18,693	6,457,871
Warner Bros Discovery, Inc., Class A(a)	606	7,981
Waste Management, Inc.	11,428	2,618,840
Waters Corp.(a)	26,614	7,685,059
Wells Fargo & Co.	105,837	8,533,637
West Pharmaceutical Services, Inc.	359	85,894
Workday, Inc., Class A(a)	20,982	4,812,851
Yum! Brands, Inc.	35,109	5,060,962
Zimmer Biomet Holdings, Inc.	87,564	8,025,241
Zoetis, Inc., Class A	46,662	6,802,853
Zoom Communications, Inc., Class A(a)	51,713	3,829,348
		738,095,365
Total Long-Term Investments — 98.3% (Cost: $1,053,564,226)		1,124,201,073

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(d)(e)	8,207,871	$ 8,207,871
Total Short-Term Securities — 0.7% (Cost: $8,207,871)		8,207,871
Investments Sold Short
Common Stocks
Ireland — (0.2)%
Smurfit WestRock PLC	(41,915)	(1,860,187)
Total Investments Sold Short — (0.2)% (Proceeds: $(2,118,790))		(1,860,187)
Total Investments — 98.8% (Cost: $1,059,653,307)		1,130,548,757
Other Assets Less Liabilities — 1.2%		13,223,027
Net Assets — 100.0%		$ 1,143,771,784

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 3,910,098	$ 4,297,773 (a)	$ —	$ —	$ —	$ 8,207,871	8,207,871	$ 215,180	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	8,008,591	USD	9,853,586	Royal Bank of Canada	09/17/25	$ 59,446
MXN	24,947,100	USD	1,309,289	Bank of America N.A.	09/17/25	6,883
MXN	18,874,330	USD	980,128	Societe Generale	09/17/25	15,654
TRY	60,465,500	USD	1,399,720	Barclays Bank PLC	09/17/25	33,168
USD	3,575,610	AUD	5,473,244	UBS AG	09/17/25	55,407
USD	4,272,979	BRL	23,555,500	Citibank N.A.	09/17/25	113,047
USD	3,998,872	BRL	22,478,500	Goldman Sachs International	09/17/25	29,139
USD	1,126,250	BRL	6,347,600	UBS AG	09/17/25	5,255
USD	3,204,241	CAD	4,367,300	UBS AG	09/17/25	45,079
USD	9,028,158	CAD	12,288,957	UBS AG	09/17/25	138,729
USD	4,378,357	CHF	3,454,500	BNP Paribas SA	09/17/25	102,378
USD	125,460	CHF	99,019	JPMorgan Chase Bank N.A.	09/17/25	2,895
USD	4,626,186	CHF	3,711,900	JPMorgan Chase Bank N.A.	09/17/25	31,597
USD	1,210,710	CHF	958,000	Morgan Stanley & Co. International PLC	09/17/25	24,897
USD	14,538,477	CNY	103,739,300	Barclays Bank PLC	09/17/25	36,409
USD	3,559,834	CNY	25,362,900	BNP Paribas SA	09/17/25	14,268
USD	1,318,478	CNY	9,396,600	Citibank N.A.	09/17/25	4,896
USD	1,332,193	CNY	9,500,000	Societe Generale	09/17/25	4,156
USD	3,164,460	CNY	22,541,400	Societe Generale	09/17/25	13,322
USD	2,399,466	DKK	15,141,900	BNP Paribas SA	09/17/25	76,665
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,555,526	DKK	87,909,106	Citibank N.A.	09/17/25	$ 70,076
USD	2,866,403	DKK	18,321,100	JPMorgan Chase Bank N.A.	09/17/25	55,906
USD	1,621,335	DKK	10,454,800	Royal Bank of Canada	09/17/25	17,546
USD	672,917	EUR	582,486	Canadian Imperial Bank of Commerce	09/17/25	6,245
USD	788,674	EUR	687,667	Citibank N.A.	09/17/25	1,620
USD	253,208	EUR	215,312	Deutsche Bank AG	09/17/25	6,778
USD	912,670	EUR	793,081	JPMorgan Chase Bank N.A.	09/17/25	4,967
USD	15,226,556	EUR	13,247,006	Morgan Stanley & Co. International PLC	09/17/25	64,991
USD	105,533	EUR	91,615	UBS AG	09/17/25	677
USD	508,736	GBP	373,683	Morgan Stanley & Co. International PLC	09/17/25	15,019
USD	576,812	GBP	426,123	UBS AG	09/17/25	13,811
USD	757,177	GBP	558,993	UBS AG	09/17/25	18,627
USD	11,477,087	GBP	8,493,361	UBS AG	09/17/25	255,521
USD	61,262	HKD	478,916	Goldman Sachs International	09/17/25	13
USD	123,405	HKD	964,029	Goldman Sachs International	09/17/25	114
USD	2,383,674	HKD	18,621,915	UBS AG	09/17/25	2,102
USD	2,881,891	JPY	423,390,064	BNP Paribas SA	09/17/25	60,484
USD	10,430,696	JPY	1,500,539,030	Brown Brothers, Harriman	09/17/25	431,333
USD	3,051,788	JPY	435,389,943	Canadian Imperial Bank of Commerce	09/17/25	150,416
USD	4,698,585	JPY	674,941,239	Canadian Imperial Bank of Commerce	09/17/25	200,880
USD	196,058	JPY	29,064,907	JPMorgan Chase Bank N.A.	09/17/25	2,374
USD	3,153,286	JPY	455,033,095	Morgan Stanley & Co. International PLC	09/17/25	121,015
USD	443,495	JPY	64,652,456	Societe Generale	09/17/25	12,660
USD	557,863	JPY	82,305,703	Societe Generale	09/17/25	9,391
USD	3,159,620	JPY	452,126,201	Societe Generale	09/17/25	146,721
USD	572,510	JPY	82,691,883	UBS AG	09/17/25	21,464
USD	8,562,634	JPY	1,253,235,675	UBS AG	09/17/25	211,263
USD	8,652,065	JPY	1,258,992,266	UBS AG	09/17/25	262,333
USD	1,313,628	KRW	1,810,087,700	Barclays Bank PLC	09/17/25	13,283
USD	1,144,168	KRW	1,580,781,900	Morgan Stanley & Co. International PLC	09/17/25	8,553
USD	20,190,783	KRW	27,429,218,600	Morgan Stanley & Co. International PLC	09/17/25	485,959
USD	9,997,368	NOK	101,010,800	Citibank N.A.	09/17/25	224,455
USD	1,321,074	NOK	13,095,100	JPMorgan Chase Bank N.A.	09/17/25	54,108
USD	2,784,787	PLN	10,396,500	Canadian Imperial Bank of Commerce	09/17/25	12,599
USD	1,144,891	SEK	10,932,200	Bank of America N.A.	09/17/25	24,967
USD	3,068,639	SEK	28,843,500	BNP Paribas SA	09/17/25	113,834
USD	141,238	SEK	1,340,873	Citibank N.A.	09/17/25	3,876
USD	1,533,069	SEK	14,672,700	Morgan Stanley & Co. International PLC	09/17/25	29,958
USD	1,853,988	SEK	17,631,100	Morgan Stanley & Co. International PLC	09/17/25	47,811
USD	1,843,213	SGD	2,342,300	Barclays Bank PLC	09/17/25	33,119
USD	82,502	SGD	105,147	Citibank N.A.	09/17/25	1,246
USD	2,917,384	ZAR	51,406,300	BNP Paribas SA	09/17/25	103,923
USD	1,629,533	ZAR	29,315,100	Goldman Sachs International	09/17/25	25,121
USD	1,821,474	ZAR	32,535,600	Goldman Sachs International	09/17/25	40,804
USD	107,067	ZAR	1,891,256	JPMorgan Chase Bank N.A.	09/17/25	3,559
						4,204,812
AUD	2,976,000	USD	1,957,524	BNP Paribas SA	09/17/25	(43,462)
AUD	2,498,600	USD	1,638,068	JPMorgan Chase Bank N.A.	09/17/25	(31,054)
AUD	6,231,500	USD	4,079,488	JPMorgan Chase Bank N.A.	09/17/25	(71,601)
CAD	444,451	USD	325,839	Bank of America N.A.	09/17/25	(4,338)
CAD	489,334	USD	357,984	Bank of America N.A.	09/17/25	(4,016)
CAD	1,416,641	USD	1,039,119	Barclays Bank PLC	09/17/25	(14,367)
CAD	5,896,200	USD	4,354,836	Citibank N.A.	09/17/25	(89,718)
CAD	3,130,000	USD	2,300,046	JPMorgan Chase Bank N.A.	09/17/25	(35,907)
CAD	6,186,700	USD	4,501,661	JPMorgan Chase Bank N.A.	09/17/25	(26,405)
CAD	2,894,900	USD	2,144,412	Royal Bank of Canada	09/17/25	(50,336)
CHF	610,998	USD	769,052	Barclays Bank PLC	09/17/25	(12,758)
CHF	239,139	USD	303,402	Canadian Imperial Bank of Commerce	09/17/25	(7,396)
CHF	989,500	USD	1,234,060	Citibank N.A.	09/17/25	(9,257)
CHF	2,350,000	USD	2,968,712	Citibank N.A.	09/17/25	(59,883)
CHF	2,170,000	USD	2,743,807	Morgan Stanley & Co. International PLC	09/17/25	(57,782)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,689,500	USD	4,360,070	Bank of America N.A.	09/17/25	$ (137,335)
EUR	2,328,300	USD	2,741,694	JPMorgan Chase Bank N.A.	09/17/25	(76,890)
EUR	3,508,800	USD	4,119,497	JPMorgan Chase Bank N.A.	09/17/25	(103,578)
EUR	2,891,100	USD	3,343,499	Societe Generale	09/17/25	(34,555)
GBP	823,000	USD	1,119,709	Barclays Bank PLC	09/17/25	(32,348)
GBP	747,430	USD	1,005,291	BNP Paribas SA	09/17/25	(17,774)
HKD	1,787,727	USD	229,000	Bank of America N.A.	09/17/25	(366)
HKD	2,798,547	USD	358,832	Bank of America N.A.	09/17/25	(923)
HKD	17,236,300	USD	2,204,914	Bank of America N.A.	09/17/25	(550)
HKD	20,549,000	USD	2,630,593	Bank of America N.A.	09/17/25	(2,564)
HKD	35,800,700	USD	4,582,288	Barclays Bank PLC	09/17/25	(3,708)
HKD	1,666,190	USD	213,780	Canadian Imperial Bank of Commerce	09/17/25	(689)
HKD	2,333,380	USD	298,710	Canadian Imperial Bank of Commerce	09/17/25	(293)
HKD	8,992,513	USD	1,152,965	Citibank N.A.	09/17/25	(2,906)
HKD	522,898	USD	67,035	JPMorgan Chase Bank N.A.	09/17/25	(161)
HKD	749,924	USD	96,164	JPMorgan Chase Bank N.A.	09/17/25	(255)
HKD	786,412	USD	100,612	JPMorgan Chase Bank N.A.	09/17/25	(37)
HKD	34,045,900	USD	4,363,388	JPMorgan Chase Bank N.A.	09/17/25	(9,230)
HKD	31,956,700	USD	4,101,690	Royal Bank of Canada	09/17/25	(14,722)
HKD	6,215,978	USD	797,881	Societe Generale	09/17/25	(2,915)
HKD	2,570,972	USD	329,564	UBS AG	09/17/25	(760)
HKD	227,863,080	USD	29,240,019	UBS AG	09/17/25	(98,423)
IDR	52,446,952,000	USD	3,214,999	BNP Paribas SA	09/17/25	(40,610)
ILS	13,543,200	USD	4,041,866	Goldman Sachs International	09/17/25	(53,891)
INR	1,384,352,447	USD	16,106,954	JPMorgan Chase Bank N.A.	09/17/25	(325,266)
INR	370,027,300	USD	4,316,617	Nomura International PLC	09/17/25	(98,287)
INR	187,104,500	USD	2,158,715	Societe Generale	09/17/25	(25,715)
JPY	2,247,847,587	USD	15,674,376	Canadian Imperial Bank of Commerce	09/17/25	(695,064)
JPY	585,534,100	USD	4,104,931	Citibank N.A.	09/17/25	(203,021)
JPY	628,527,100	USD	4,376,511	JPMorgan Chase Bank N.A.	09/17/25	(188,103)
JPY	639,785,600	USD	4,396,722	JPMorgan Chase Bank N.A.	09/17/25	(133,288)
JPY	644,608,800	USD	4,394,532	JPMorgan Chase Bank N.A.	09/17/25	(98,958)
JPY	672,423,800	USD	4,598,920	JPMorgan Chase Bank N.A.	09/17/25	(117,991)
JPY	686,400,800	USD	4,642,605	JPMorgan Chase Bank N.A.	09/17/25	(68,535)
JPY	1,197,308,047	USD	8,181,782	JPMorgan Chase Bank N.A.	09/17/25	(203,105)
JPY	20,985,203	USD	147,394	Societe Generale	09/17/25	(7,552)
MYR	15,532,100	USD	3,687,058	Barclays Bank PLC	09/17/25	(43,564)
NOK	11,593,400	USD	1,141,751	BNP Paribas SA	09/17/25	(20,076)
NZD	1,546,100	USD	937,368	JPMorgan Chase Bank N.A.	09/17/25	(25,135)
PHP	80,451,300	USD	1,435,221	UBS AG	09/17/25	(55,114)
SEK	53,014,488	USD	5,549,656	Royal Bank of Canada	09/17/25	(118,710)
SGD	1,607,400	USD	1,259,734	Canadian Imperial Bank of Commerce	09/17/25	(17,559)
SGD	9,515,363	USD	7,439,493	JPMorgan Chase Bank N.A.	09/17/25	(86,164)
THB	108,485,700	USD	3,345,887	Morgan Stanley & Co. International PLC	09/17/25	(14,730)
TWD	65,651,500	USD	2,311,860	Bank of America N.A.	09/17/25	(109,400)
TWD	56,880,700	USD	1,987,890	BNP Paribas SA	09/17/25	(79,671)
TWD	70,532,700	USD	2,412,521	Citibank N.A.	09/17/25	(46,307)
TWD	778,562,915	USD	26,502,014	Morgan Stanley & Co. International PLC	09/17/25	(382,979)
USD	5,812,675	BRL	33,097,954	Goldman Sachs International	09/17/25	(32,467)
ZAR	20,413,200	USD	1,144,394	JPMorgan Chase Bank N.A.	09/17/25	(27,182)
						(4,377,706)
						$ (172,894)
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Admiral Group PLC	Citibank N.A.	$ 448,284	02/26/26	0.25%	1D OBFR01	Monthly	$ 2,210
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Admiral Group PLC	JPMorgan Chase Bank N.A.	$ 767,872	02/11/26	0.25%	1D OBFR01	Monthly	$ 4,649
Adyen NV	Citibank N.A.	971,920	02/26/26	0.15%	1D OBFR01	Monthly	(54,315)
Adyen NV	JPMorgan Chase Bank N.A.	5,366,109	02/11/26	0.26%	1D OBFR01	Monthly	(332,142)
Alimentation Couche-Tard, Inc.	Citibank N.A.	1,514,857	02/24/28	0.20%	1D OBFR01	Monthly	(117,051)
Alimentation Couche-Tard, Inc.	JPMorgan Chase Bank N.A.	2,224,095	02/09/26	0.20%	1D OBFR01	Monthly	64,825
Arab National Bank	JPMorgan Chase Bank N.A.	831,870	02/11/26	0.75%	1D OBFR01	Monthly	(9,231)
Arabian Internet & Communications Services Co.	JPMorgan Chase Bank N.A.	485,102	02/11/26	0.75%	1D OBFR01	Monthly	(44,010)
Argenx SE	Citibank N.A.	2,358,046	02/26/26	0.26%	1D OBFR01	Monthly	416,454
Argenx SE	JPMorgan Chase Bank N.A.	139,467	02/11/26	0.26%	1D OBFR01	Monthly	33,142
ASML Holding NV	Citibank N.A.	4,666,726	02/26/26	0.26%	1D OBFR01	Monthly	(86,900)
B3 SA - Brasil Bolsa Balcao	Citibank N.A.	656,947	02/24/28	0.30%	1D OBFR01	Monthly	(28,452)
Banco Bilbao Vizcaya Argentaria SA	JPMorgan Chase Bank N.A.	3,630,483	02/11/26	0.26%	1D OBFR01	Monthly	244,059
Banco Bradesco SA	Citibank N.A.	266,996	02/24/28	0.30%	1D OBFR01	Monthly	(3,312)
Banco de Sabadell SA	JPMorgan Chase Bank N.A.	2,232,437	02/11/26	0.26%	1D OBFR01	Monthly	136,202
Banco do Brasil SA	Citibank N.A.	5,979,691	02/24/28	0.30%	1D OBFR01	Monthly	(116,651)
Banco do Brasil SA	JPMorgan Chase Bank N.A.	1,951,759	02/10/26	0.40%	1D OBFR01	Monthly	(145,360)
Bankinter SA	Citibank N.A.	2,423,065	02/26/26	0.26%	1D OBFR01	Monthly	150,991
Banque Saudi Fransi	JPMorgan Chase Bank N.A.	1,425,396	02/11/26	0.75%	1D OBFR01	Monthly	(77,453)
BB Seguridade Participacoes SA	Citibank N.A.	6,764,182	02/24/28	0.30%	1D OBFR01	Monthly	(36,719)
BB Seguridade Participacoes SA	JPMorgan Chase Bank N.A.	972,555	02/10/26	0.40%	1D OBFR01	Monthly	(74,444)
BCE, Inc.	Citibank N.A.	6,231,408	02/24/28	0.20%	1D OBFR01	Monthly	(250,948)
BCE, Inc.	JPMorgan Chase Bank N.A.	2,664,693	02/09/26	0.20%	1D OBFR01	Monthly	(62,579)
Beiersdorf AG	Citibank N.A.	118,132	02/26/26	0.26%	1D OBFR01	Monthly	(2,941)
Beiersdorf AG	JPMorgan Chase Bank N.A.	186,504	02/11/26	0.26%	1D OBFR01	Monthly	(4,336)
British American Tobacco PLC	Citibank N.A.	2,235,468	02/26/26	0.25%	1D OBFR01	Monthly	66,696
CAE Inc.	Citibank N.A.	1,029,428	02/24/28	0.20%	1D OBFR01	Monthly	(3,725)
Caixa Seguridade Participacoes S/A	Citibank N.A.	718,974	02/24/28	0.30%	1D OBFR01	Monthly	1,404
Caixa Seguridade Participacoes S/A	JPMorgan Chase Bank N.A.	358,504	02/10/26	0.40%	1D OBFR01	Monthly	(28,363)
Carrefour SA	Citibank N.A.	232,616	02/26/26	0.26%	1D OBFR01	Monthly	1,324
CD Projekt SA	Citibank N.A.	1,689,651	02/26/26	0.50%	1D OBFR01	Monthly	(90,569)
Coloplast A/S	Citibank N.A.	5,145,871	02/26/26	0.26%	1D OBFR01	Monthly	(217,322)
Coloplast A/S	JPMorgan Chase Bank N.A.	3,573,352	02/11/26	0.30%	1D OBFR01	Monthly	(140,639)
Deutsche Telekom AG	Citibank N.A.	441,186	02/26/26	0.26%	1D OBFR01	Monthly	2,511
Deutsche Telekom AG	JPMorgan Chase Bank N.A.	114,365	02/11/26	0.05%	1D OBFR01	Monthly	(1,316)
Elia Group SA/NV, Class B	Citibank N.A.	3,859,191	02/26/26	0.26%	1D OBFR01	Monthly	(186,170)
Elisa OYJ	Citibank N.A.	6,099,453	02/26/26	0.26%	1D OBFR01	Monthly	(220,265)
Elisa OYJ	JPMorgan Chase Bank N.A.	1,906,222	02/11/26	0.26%	1D OBFR01	Monthly	(119,271)
Empire Co., Ltd.	Citibank N.A.	2,131,050	02/24/28	0.20%	1D OBFR01	Monthly	(45,393)
Empire Co., Ltd.	JPMorgan Chase Bank N.A.	890,512	02/09/26	0.20%	1D OBFR01	Monthly	(29,678)
Eneva SA	Citibank N.A.	1,367,184	02/24/28	0.30%	1D OBFR01	Monthly	(42,730)
Eneva SA	JPMorgan Chase Bank N.A.	492,553	02/10/26	0.40%	1D OBFR01	Monthly	(14,439)
Etihad Etisalat Co.	JPMorgan Chase Bank N.A.	2,084,826	02/11/26	0.75%	1D OBFR01	Monthly	41,406
Evolution Ab	JPMorgan Chase Bank N.A.	1,981,602	02/11/26	0.26%	1D OBFR01	Monthly	233,262
FirstRand Ltd.	Citibank N.A.	90,161	02/26/26	0.55%	1D OBFR01	Monthly	(813)
FirstService Corp.	Citibank N.A.	389,159	02/24/28	0.20%	1D OBFR01	Monthly	(452)
Geberit AG	Citibank N.A.	271,528	02/26/26	0.26%	1D OBFR01	Monthly	(1,862)
Geberit AG	JPMorgan Chase Bank N.A.	190,739	02/11/26	0.26%	1D OBFR01	Monthly	786
Genmab A/S	Citibank N.A.	304,950	02/26/26	0.26%	1D OBFR01	Monthly	(3,103)
Genmab A/S	JPMorgan Chase Bank N.A.	228,878	02/11/26	0.26%	1D OBFR01	Monthly	1,706
GFL Environmental Inc.	Citibank N.A.	225,467	02/24/28	0.20%	1D OBFR01	Monthly	12,488
Grupo Financiero Banorte SAB de CV	Citibank N.A.	2,496,178	02/24/28	0.50%	1D OBFR01	Monthly	100,400
Harmony Gold Mining Co. Ltd.	Citibank N.A.	3,341,052	02/26/26	0.55%	1D OBFR01	Monthly	(380,663)
Harmony Gold Mining Co. Ltd.	JPMorgan Chase Bank N.A.	647,536	02/11/26	0.40%	1D OBFR01	Monthly	(30,498)
Inpost SA	Citibank N.A.	1,493,554	02/26/26	0.26%	1D OBFR01	Monthly	(66,319)
Inpost SA	JPMorgan Chase Bank N.A.	213,240	02/11/26	0.26%	1D OBFR01	Monthly	(15,279)
J Sainsbury PLC	Citibank N.A.	1,664,073	02/26/26	0.25%	1D OBFR01	Monthly	(29,057)
Jarir Marketing Co.	JPMorgan Chase Bank N.A.	1,947,585	02/11/26	0.75%	1D OBFR01	Monthly	32,027
Kinross Gold Corp.	Citibank N.A.	4,865,480	02/24/28	0.20%	1D OBFR01	Monthly	(111,266)
Kinross Gold Corp.	JPMorgan Chase Bank N.A.	1,490,189	02/09/26	0.20%	1D OBFR01	Monthly	78,607

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Kongsberg Gruppen ASA	Citibank N.A.	$ 3,076,084	02/26/26	0.26%	1D OBFR01	Monthly	$ (120,672)
Koninklijke KPN NV	Citibank N.A.	1,445,879	02/26/26	0.26%	1D OBFR01	Monthly	(109,512)
Koninklijke KPN NV	JPMorgan Chase Bank N.A.	1,261,402	02/11/26	0.26%	1D OBFR01	Monthly	(80,468)
Lundin Gold Inc.	Citibank N.A.	432,554	02/24/28	0.20%	1D OBFR01	Monthly	(7,165)
LVMH Moet Hennessy Louis Vuitton SE	Citibank N.A.	1,192,546	02/26/26	0.26%	1D OBFR01	Monthly	(19,612)
LVMH Moet Hennessy Louis Vuitton SE	JPMorgan Chase Bank N.A.	1,939,149	02/11/26	0.26%	1D OBFR01	Monthly	(94,664)
Mediobanca Banca di Credito Finanziario SpA	Citibank N.A.	282,082	02/26/26	0.12%	1D OBFR01	Monthly	3,647
Nestle SA	Citibank N.A.	428,841	02/26/26	0.26%	1D OBFR01	Monthly	(44,294)
Nestle SA	JPMorgan Chase Bank N.A.	3,345,278	02/11/26	0.00%	1D OBFR01	Monthly	(7,562)
Novartis AG	Citibank N.A.	664,842	02/26/26	0.26%	1D OBFR01	Monthly	(11,245)
Novartis AG	JPMorgan Chase Bank N.A.	15,620,200	02/11/26	0.26%	1D OBFR01	Monthly	(597,815)
Novo Nordisk A/S	Citibank N.A.	1,933,764	02/26/26	0.26%	1D OBFR01	Monthly	(593,963)
Novo Nordisk A/S	JPMorgan Chase Bank N.A.	2,721,223	02/11/26	0.26%	1D OBFR01	Monthly	(926,620)
Orange SA	Citibank N.A.	4,240,086	02/26/26	0.26%	1D OBFR01	Monthly	(78,629)
Orsted A/S	JPMorgan Chase Bank N.A.	633,700	02/11/26	0.27%	1D OBFR01	Monthly	51,498
Partners Group Holding AG	Citibank N.A.	8,362,510	02/26/26	0.26%	1D OBFR01	Monthly	(244,303)
Partners Group Holding AG	JPMorgan Chase Bank N.A.	468,480	02/11/26	0.26%	1D OBFR01	Monthly	7,400
Powszechny Zaklad Ubezpieczen SA	JPMorgan Chase Bank N.A.	1,571,644	02/11/26	0.50%	1D OBFR01	Monthly	(36,540)
Prosus NV	Citibank N.A.	614,621	02/26/26	0.26%	1D OBFR01	Monthly	(13,658)
Prosus NV	JPMorgan Chase Bank N.A.	3,129,402	02/11/26	0.26%	1D OBFR01	Monthly	68,954
Raia Drogasil SA	JPMorgan Chase Bank N.A.	87,513	02/10/26	0.40%	1D OBFR01	Monthly	(4,137)
Rolls-Royce Holdings PLC	Citibank N.A.	4,632,116	02/26/26	0.25%	1D OBFR01	Monthly	320,067
SAL Saudi Logistics Services	JPMorgan Chase Bank N.A.	979,840	02/11/26	0.75%	1D OBFR01	Monthly	(69,620)
Sampo Oyj, Class A	Citibank N.A.	182,649	02/26/26	0.26%	1D OBFR01	Monthly	(5,801)
Sartorius AG	Citibank N.A.	89,575	02/26/26	0.00%	1D OBFR01	Monthly	(1,626)
Saudi Arabian Oil Co.	JPMorgan Chase Bank N.A.	1,503,062	02/11/26	(0.50)%	1D OBFR01	Monthly	(44,267)
Saudi Awwal Bank	JPMorgan Chase Bank N.A.	4,617,859	02/11/26	0.35%	1D OBFR01	Monthly	(242,795)
Sodexo SA	Citibank N.A.	550,021	02/26/26	0.26%	1D OBFR01	Monthly	(17,020)
Sodexo SA	JPMorgan Chase Bank N.A.	1,099,128	02/11/26	0.26%	1D OBFR01	Monthly	(20,934)
Swisscom AG	Citibank N.A.	2,206,869	02/26/26	0.26%	1D OBFR01	Monthly	(43,155)
Swisscom AG	JPMorgan Chase Bank N.A.	452,465	02/11/26	0.26%	1D OBFR01	Monthly	(5,687)
Symrise AG, Class A	Citibank N.A.	1,881,797	02/26/26	0.26%	1D OBFR01	Monthly	(184,428)
Telefonica Brasil SA	Citibank N.A.	89,165	02/24/28	0.30%	1D OBFR01	Monthly	853
Telenor ASA	Citibank N.A.	6,203,345	02/26/26	0.26%	1D OBFR01	Monthly	(236,855)
Telenor ASA	JPMorgan Chase Bank N.A.	734,413	02/11/26	0.26%	1D OBFR01	Monthly	(3,466)
Telia Co. AB	Citibank N.A.	398,696	02/26/26	0.26%	1D OBFR01	Monthly	(23,371)
Transurban Group	Citibank N.A.	6,503,614	02/25/26	0.30%	1D OBFR01	Monthly	16,104
Transurban Group	JPMorgan Chase Bank N.A.	2,074,466	02/10/26	0.25%	1D OBFR01	Monthly	6,331
Valterra Platinum, Ltd.	Citibank N.A.	3,954,736	02/26/26	0.55%	1D OBFR01	Monthly	(671,417)
Valterra Platinum, Ltd.	JPMorgan Chase Bank N.A.	938,198	02/11/26	0.40%	1D OBFR01	Monthly	(30,568)
Vestas Wind Systems A/S	Citibank N.A.	3,538,445	02/26/26	0.26%	1D OBFR01	Monthly	(82,973)
Vestas Wind Systems A/S	JPMorgan Chase Bank N.A.	1,017,446	02/11/26	0.26%	1D OBFR01	Monthly	108,677
Wolters Kluwer NV	Citibank N.A.	671,634	02/26/26	0.26%	1D OBFR01	Monthly	(22,898)
Wolters Kluwer NV	JPMorgan Chase Bank N.A.	814,354	02/11/26	0.26%	1D OBFR01	Monthly	(34,158)
Zurich Insurance Group AG	Citibank N.A.	221,336	02/26/26	0.26%	1D OBFR01	Monthly	(5,108)
Zurich Insurance Group AG	JPMorgan Chase Bank N.A.	837,986	02/11/26	0.26%	1D OBFR01	Monthly	(9,909)
Total long positions of equity swaps							(5,764,271)
Short Contracts(b)
Alfa SAB de CV	Citibank N.A.	(3,325,184)	02/24/28	(0.55)%	1D OBFR01	Monthly	148,318
Alfa SAB de CV	JPMorgan Chase Bank N.A.	(1,920,692)	02/10/26	(0.50)%	1D OBFR01	Monthly	61,098
Alibaba Health Information Technology Ltd.	Citibank N.A.	(668,584)	02/25/26	(8.50)%	1D OBFR01	Monthly	(35,892)
Alibaba Health Information Technology Ltd.	JPMorgan Chase Bank N.A.	(48,612)	02/10/26	(1.25)%	1D OBFR01	Monthly	(7,201)
Alstom SA	Citibank N.A.	(134,982)	02/26/26	(0.26)%	1D OBFR01	Monthly	6,254
Alstom SA	JPMorgan Chase Bank N.A.	(1,123,499)	02/11/26	(0.26)%	1D OBFR01	Monthly	(17,932)
AppLovin Corp., Class A	JPMorgan Chase Bank N.A.	(2,169,167)	02/09/26	(0.15)%	1D OBFR01	Monthly	(289,117)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Asics Corp.	Citibank N.A.	$ (2,337,957)	02/26/26	(0.15)%	1D OBFR01	Monthly	$ 17,590
Avantor, Inc.	Citibank N.A.	(79,604)	02/24/28	(0.15)%	1D OBFR01	Monthly	(2,568)
Barratt Developments PLC	Citibank N.A.	(483,907)	02/26/26	(0.25)%	1D OBFR01	Monthly	6,851
Barratt Developments PLC	JPMorgan Chase Bank N.A.	(775,967)	02/11/26	(0.25)%	1D OBFR01	Monthly	36,369
Barry Callebaut AG	Citibank N.A.	(2,434,658)	02/26/26	(1.25)%	1D OBFR01	Monthly	179,296
Barry Callebaut AG	JPMorgan Chase Bank N.A.	(4,597,527)	02/11/26	(0.57)%	1D OBFR01	Monthly	(162,847)
BASF SE	Citibank N.A.	(1,938,034)	02/26/26	(0.26)%	1D OBFR01	Monthly	75,972
BE Semiconductor Industries NV	Citibank N.A.	(4,295,992)	02/26/26	(0.26)%	1D OBFR01	Monthly	360,324
Beijer Ref AB, Class B	Citibank N.A.	(355,560)	02/26/26	(0.26)%	1D OBFR01	Monthly	971
Beijer Ref AB, Class B	JPMorgan Chase Bank N.A.	(44,725)	02/11/26	(0.26)%	1D OBFR01	Monthly	(1,657)
Beijing Enterprises Water Group Ltd.	Citibank N.A.	(1,652,313)	02/25/26	(0.30)%	1D OBFR01	Monthly	(3,968)
Beijing Enterprises Water Group Ltd.	JPMorgan Chase Bank N.A.	(628,896)	02/10/26	(0.30)%	1D OBFR01	Monthly	(69,244)
Block, Inc.	Citibank N.A.	(9,415,849)	02/24/28	(0.15)%	1D OBFR01	Monthly	238,752
Brookfield Asset Management Ltd.	Citibank N.A.	(2,442,873)	02/24/28	(0.21)%	1D OBFR01	Monthly	(39,241)
Brookfield Asset Management Ltd.	JPMorgan Chase Bank N.A.	(5,724,730)	02/09/26	(0.25)%	1D OBFR01	Monthly	(665,511)
Burlington Stores, Inc.	Citibank N.A.	(3,787,480)	02/24/28	(0.15)%	1D OBFR01	Monthly	60,757
Burlington Stores, Inc.	JPMorgan Chase Bank N.A.	(3,718,537)	02/09/26	(0.15)%	1D OBFR01	Monthly	(32,752)
C&D International Investment Group Ltd.	Citibank N.A.	(650,084)	02/25/26	(0.73)%	1D OBFR01	Monthly	56,355
C&D International Investment Group Ltd.	JPMorgan Chase Bank N.A.	(3,317,540)	02/10/26	(0.32)%	1D OBFR01	Monthly	137,179
Chesapeake Energy Corp.	Citibank N.A.	(2,331,970)	02/24/28	(0.15)%	1D OBFR01	Monthly	(121,035)
Cloudflare Inc.	Citibank N.A.	(1,038,307)	02/24/28	(0.15)%	1D OBFR01	Monthly	(93,341)
Cloudflare Inc.	JPMorgan Chase Bank N.A.	(1,888,960)	02/09/26	(0.15)%	1D OBFR01	Monthly	(145,681)
Constellation Energy Corp.	Citibank N.A.	(5,322,811)	02/24/28	(0.15)%	1D OBFR01	Monthly	(500,031)
Constellation Energy Corp.	JPMorgan Chase Bank N.A.	(796,804)	02/09/26	(0.15)%	1D OBFR01	Monthly	(89,145)
Davide Campari-Milano NV	Citibank N.A.	(643,371)	02/26/26	(0.26)%	1D OBFR01	Monthly	45,088
Davide Campari-Milano NV	JPMorgan Chase Bank N.A.	(186,288)	02/11/26	(0.26)%	1D OBFR01	Monthly	8,624
DiaSorin SpA	Citibank N.A.	(171,724)	02/26/26	(0.26)%	1D OBFR01	Monthly	11,683
Disco Corp.	Citibank N.A.	(5,713,611)	02/26/26	(0.10)%	1D OBFR01	Monthly	(49,155)
Dollar Tree, Inc.	Citibank N.A.	(357,968)	02/24/28	(0.15)%	1D OBFR01	Monthly	3,805
Elevance Health Inc.	Citibank N.A.	(116,388)	02/24/28	(0.15)%	1D OBFR01	Monthly	3,722
Elevance Health Inc.	JPMorgan Chase Bank N.A.	(3,903,238)	02/09/26	(0.15)%	1D OBFR01	Monthly	129,499
Evolution Mining Ltd.	JPMorgan Chase Bank N.A.	(413,053)	02/10/26	(0.25)%	1D OBFR01	Monthly	47,040
First Solar Inc.	Citibank N.A.	(267,515)	02/24/28	(0.15)%	1D OBFR01	Monthly	6,469
First Solar Inc.	JPMorgan Chase Bank N.A.	(5,249,032)	02/09/26	(0.15)%	1D OBFR01	Monthly	(293,054)
Formosa Chemicals & Fibre Corp.	Citibank N.A.	(900,555)	02/25/26	(0.65)%	1D OBFR01	Monthly	(98,224)
Formosa Chemicals & Fibre Corp.	JPMorgan Chase Bank N.A.	(92,170)	02/10/26	(0.35)%	1D OBFR01	Monthly	(5,788)
Fujikura Ltd.	Citibank N.A.	(1,234,599)	02/26/26	(0.15)%	1D OBFR01	Monthly	(231,661)
Fujikura Ltd.	JPMorgan Chase Bank N.A.	(1,047,339)	02/10/26	(0.15)%	1D OBFR01	Monthly	(160,969)
Fujitsu Ltd.	Citibank N.A.	(1,174,338)	02/26/26	(0.15)%	1D OBFR01	Monthly	(12,885)
Gcl Technology Holdings Ltd.	Citibank N.A.	(2,055,853)	02/25/26	(1.00)%	1D OBFR01	Monthly	187,768
Grifols SA	Citibank N.A.	(835,110)	02/26/26	(0.26)%	1D OBFR01	Monthly	(67,436)
Grifols SA	JPMorgan Chase Bank N.A.	(194,655)	02/11/26	(0.26)%	1D OBFR01	Monthly	(35,016)
Grupo Carso SAB de CV	Citibank N.A.	(167,412)	02/24/28	(0.50)%	1D OBFR01	Monthly	28
Halliburton Co.	Citibank N.A.	(406,523)	02/24/28	(0.15)%	1D OBFR01	Monthly	770
Heidelberg Materials AG	Citibank N.A.	(2,096,713)	02/26/26	(0.26)%	1D OBFR01	Monthly	(1,915)
Hisense Home Appliances Group Co., Ltd.	Citibank N.A.	(652,913)	02/25/26	(8.00)%	1D OBFR01	Monthly	39,222
Hisense Home Appliances Group Co., Ltd.	JPMorgan Chase Bank N.A.	(332,563)	02/10/26	(0.75)%	1D OBFR01	Monthly	5,643
Humana, Inc.	Citibank N.A.	(260,305)	02/24/28	(0.15)%	1D OBFR01	Monthly	7,437
IHI Corp.	Citibank N.A.	(5,658,146)	02/26/26	(0.13)%	1D OBFR01	Monthly	(110,133)
Illumina, Inc.	JPMorgan Chase Bank N.A.	(344,268)	02/09/26	(0.15)%	1D OBFR01	Monthly	(11,930)
Impala Platinum Holdings Ltd.	JPMorgan Chase Bank N.A.	(1,080,904)	02/11/26	(0.40)%	1D OBFR01	Monthly	12,062
Intel Corp.	Citibank N.A.	(4,381,693)	02/24/28	(0.15)%	1D OBFR01	Monthly	648,581
International Paper Co.	Citibank N.A.	(4,471,617)	02/24/28	(0.15)%	1D OBFR01	Monthly	501,942
International Paper Co.	JPMorgan Chase Bank N.A.	(4,329,690)	02/09/26	(0.15)%	1D OBFR01	Monthly	330,289
Ivanhoe Mines Ltd.	JPMorgan Chase Bank N.A.	(7,292,030)	02/09/26	(0.25)%	1D OBFR01	Monthly	(59,893)
JD Sports Fashion PLC	Citibank N.A.	(989,392)	02/26/26	(0.25)%	1D OBFR01	Monthly	30,769
JD Sports Fashion PLC	JPMorgan Chase Bank N.A.	(61,452)	02/11/26	(0.25)%	1D OBFR01	Monthly	3,854

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kering SA	Citibank N.A.	$ (4,967,986)	02/26/26	(0.10)%	1D OBFR01	Monthly	$ (156,544)
Kering SA	JPMorgan Chase Bank N.A.	(3,666,834)	02/11/26	(0.26)%	1D OBFR01	Monthly	(222,112)
Kingdee International Software Group Co., Ltd.	Citibank N.A.	(2,027,949)	02/25/26	(0.30)%	1D OBFR01	Monthly	(304,667)
KKR & Co., Inc.	Citibank N.A.	(2,617,712)	02/24/28	(0.15)%	1D OBFR01	Monthly	12,106
KKR & Co., Inc.	JPMorgan Chase Bank N.A.	(774,395)	02/09/26	(0.15)%	1D OBFR01	Monthly	(48,505)
Kuaishou Technology	Citibank N.A.	(1,593,292)	02/25/26	(0.05)%	1D OBFR01	Monthly	(70,502)
Kuaishou Technology	JPMorgan Chase Bank N.A.	(837,203)	02/10/26	(0.15)%	1D OBFR01	Monthly	(131,391)
LG Energy Solution Ltd.	Citibank N.A.	(490,371)	02/25/26	(13.50)%	1D OBFR01	Monthly	(67,292)
Li Auto Inc.	Citibank N.A.	(2,524,738)	02/25/26	(0.30)%	1D OBFR01	Monthly	375,080
Li Auto Inc.	JPMorgan Chase Bank N.A.	(1,287,505)	02/10/26	(0.30)%	1D OBFR01	Monthly	45,102
Mitsubishi Heavy Industries Ltd.	Citibank N.A.	(279,328)	02/26/26	(0.15)%	1D OBFR01	Monthly	(9,576)
Mitsubishi Heavy Industries Ltd.	JPMorgan Chase Bank N.A.	(1,460,112)	02/10/26	(0.15)%	1D OBFR01	Monthly	(44,101)
MMG, Ltd.	Citibank N.A.	(9,374,295)	02/25/26	(0.30)%	1D OBFR01	Monthly	626,211
MMG, Ltd.	JPMorgan Chase Bank N.A.	(57,188)	02/10/26	(0.30)%	1D OBFR01	Monthly	786
NEC Corp.	Citibank N.A.	(243,752)	02/26/26	(0.12)%	1D OBFR01	Monthly	(8,948)
NEC Corp.	JPMorgan Chase Bank N.A.	(135,298)	02/10/26	(0.25)%	1D OBFR01	Monthly	(11,153)
Neste OYJ	Citibank N.A.	(828,608)	02/26/26	(0.26)%	1D OBFR01	Monthly	(22,597)
Neste OYJ	JPMorgan Chase Bank N.A.	(3,395,916)	02/11/26	(0.26)%	1D OBFR01	Monthly	(290,162)
New Oriental Education & Technology Group Inc.	Citibank N.A.	(2,248,567)	02/25/26	(0.28)%	1D OBFR01	Monthly	118,589
Nibe Industrier AB	Citibank N.A.	(304,755)	02/26/26	(0.26)%	1D OBFR01	Monthly	(5,296)
NIO Inc., Class A	Citibank N.A.	(4,798,874)	02/25/26	(1.04)%	1D OBFR01	Monthly	(140,375)
NIO Inc., Class A	JPMorgan Chase Bank N.A.	(879,080)	02/10/26	(1.25)%	1D OBFR01	Monthly	(231,826)
Novozymes A/S	Citibank N.A.	(1,926,579)	02/26/26	(0.26)%	1D OBFR01	Monthly	122,359
Nu Holdings Ltd.	Citibank N.A.	(1,648,401)	02/24/28	(0.15)%	1D OBFR01	Monthly	73,463
Ono Pharmaceutical Co. Ltd.	Citibank N.A.	(1,456,069)	02/26/26	(0.10)%	1D OBFR01	Monthly	(60,314)
Pernod Ricard SA	Citibank N.A.	(259,106)	02/26/26	(0.26)%	1D OBFR01	Monthly	21,916
POSCO Future M Co. Ltd.	JPMorgan Chase Bank N.A.	(350,028)	02/10/26	(18.00)%	1D OBFR01	Monthly	(41,833)
Pou Chen Corp.	Citibank N.A.	(1,220,385)	02/25/26	(0.35)%	1D OBFR01	Monthly	34,528
PRIO SA	Citibank N.A.	(2,442,474)	02/24/28	(0.30)%	1D OBFR01	Monthly	43,245
PRIO SA	JPMorgan Chase Bank N.A.	(104,466)	02/10/26	(0.40)%	1D OBFR01	Monthly	3,481
Quanta Services, Inc.	Citibank N.A.	(422,607)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,511
Rivian Automotive, Inc.	Citibank N.A.	(2,282,077)	02/24/28	(0.15)%	1D OBFR01	Monthly	193,289
Rivian Automotive, Inc.	JPMorgan Chase Bank N.A.	(990,501)	02/09/26	(0.15)%	1D OBFR01	Monthly	19,614
Sandoz Group AG	Citibank N.A.	(8,815,109)	02/26/26	(0.26)%	1D OBFR01	Monthly	167,120
Sandoz Group AG	JPMorgan Chase Bank N.A.	(123,901)	02/11/26	(0.26)%	1D OBFR01	Monthly	(2,944)
Sasol Ltd.	JPMorgan Chase Bank N.A.	(2,515,627)	02/11/26	(0.40)%	1D OBFR01	Monthly	(8,061)
SBI Holdings, Inc.	Citibank N.A.	(222,560)	02/26/26	0.00%	1D OBFR01	Monthly	3,387
SGH Ltd.	JPMorgan Chase Bank N.A.	(7,580,153)	02/10/26	(0.25)%	1D OBFR01	Monthly	138,124
Shiseido Co. Ltd.	Citibank N.A.	(974,991)	02/26/26	(0.10)%	1D OBFR01	Monthly	(26,349)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(5,055,033)	02/10/26	(0.25)%	1D OBFR01	Monthly	161,788
Smurfit WestRock PLC	Citibank N.A.	(6,048,978)	02/24/28	(0.15)%	1D OBFR01	Monthly	243,320
Smurfit WestRock PLC	JPMorgan Chase Bank N.A.	(678,010)	02/09/26	(0.15)%	1D OBFR01	Monthly	39,426
Starbucks Corp.	Citibank N.A.	(4,284,069)	02/24/28	(0.15)%	1D OBFR01	Monthly	343,821
Sumitomo Metal Mining Co., Ltd.	Citibank N.A.	(1,948,162)	02/26/26	(0.14)%	1D OBFR01	Monthly	162,144
Sumitomo Metal Mining Co., Ltd.	JPMorgan Chase Bank N.A.	(847,384)	02/10/26	(0.15)%	1D OBFR01	Monthly	97,344
Super Micro Computer Inc.	Citibank N.A.	(2,544,256)	02/24/28	(0.15)%	1D OBFR01	Monthly	(464,865)
Super Micro Computer Inc.	JPMorgan Chase Bank N.A.	(5,419,583)	02/09/26	(0.15)%	1D OBFR01	Monthly	(1,088,110)
Swatch Group AG	JPMorgan Chase Bank N.A.	(103,024)	02/11/26	0.00%	1D OBFR01	Monthly	978
Taishin Financial Holding Co., Ltd.	JPMorgan Chase Bank N.A.	(155,797)	02/10/26	0.00%	1D OBFR01	Monthly	7,622
Texas Pacific Land Corp.	Citibank N.A.	(1,125,338)	02/24/28	(0.15)%	1D OBFR01	Monthly	(38,354)
Texas Pacific Land Corp.	JPMorgan Chase Bank N.A.	(321,022)	02/09/26	(0.15)%	1D OBFR01	Monthly	23,806
Tokyo Metro Co., Ltd.	Citibank N.A.	(5,056,563)	02/26/26	(0.10)%	1D OBFR01	Monthly	62,193
Tokyo Metro Co., Ltd.	JPMorgan Chase Bank N.A.	(3,471,319)	02/10/26	(0.25)%	1D OBFR01	Monthly	42,606
Toyota Industries Corp.	Citibank N.A.	(230,664)	02/26/26	(0.12)%	1D OBFR01	Monthly	6,105
U-Haul Holding Co.	JPMorgan Chase Bank N.A.	(1,826,765)	02/09/26	(0.15)%	1D OBFR01	Monthly	125,013
Unimicron Technology Corp.	JPMorgan Chase Bank N.A.	(259,615)	02/10/26	(1.50)%	1D OBFR01	Monthly	(35,439)
Wharf Holdings, Ltd.	Citibank N.A.	(748,443)	02/25/26	(0.30)%	1D OBFR01	Monthly	19,576
Wharf Holdings, Ltd.	JPMorgan Chase Bank N.A.	(140,160)	02/10/26	(0.33)%	1D OBFR01	Monthly	12,039
Wise PLC, Class A	Citibank N.A.	(110,478)	02/26/26	(0.25)%	1D OBFR01	Monthly	2,364
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Xinyi Solar Holdings Ltd.	Citibank N.A.	$ (3,545,602)	02/25/26	(0.15)%	1D OBFR01	Monthly	$ 35,937
Xinyi Solar Holdings Ltd.	JPMorgan Chase Bank N.A.	(4,448)	02/10/26	(0.30)%	1D OBFR01	Monthly	(197)
Total short positions of equity swaps							(146,361)
Total long and short positions of equity swaps							(5,910,632)
Net dividends and financing fees							893,733
Total equity swap contracts including dividends and financing fees							$ (5,016,899)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 4,753,321	$ —	$ —	$ 4,753,321
Canada	4,445,325	—	—	4,445,325
China	5,991,938	105,430,965	—	111,422,903
Finland	—	1,539,940	—	1,539,940
France	—	12,186,820	—	12,186,820
Germany	—	244,114	—	244,114
Hong Kong	—	8,980,070	—	8,980,070
India	—	43,230,154	—	43,230,154
Ireland	—	1,774,698	—	1,774,698
Italy	—	5,940,902	—	5,940,902
Japan	—	134,314,101	—	134,314,101
Netherlands	6,620,081	—	—	6,620,081
Norway	—	95,267	—	95,267
South Africa	166,610	—	—	166,610
South Korea	—	24,219,407	—	24,219,407
Sweden	—	176,569	—	176,569
Switzerland	—	121,245	—	121,245
Taiwan	—	22,456,150	—	22,456,150

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United Kingdom	$ —	$ 3,418,031	$ —	$ 3,418,031
United States	736,283,208	1,812,157	—	738,095,365
Short-Term Securities
Money Market Funds	8,207,871	—	—	8,207,871
Liabilities
Investments
Investments Sold Short
Common Stocks	(1,860,187)	—	—	(1,860,187)
	$ 764,608,167	$ 365,940,590	$ —	$ 1,130,548,757
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 9,902,787	$ —	$ 9,902,787
Foreign Currency Exchange Contracts	—	4,204,812	—	4,204,812
Liabilities
Equity Contracts	—	(14,919,686)	—	(14,919,686)
Foreign Currency Exchange Contracts	—	(4,377,706)	—	(4,377,706)
	$ —	$ (5,189,793)	$ —	$ (5,189,793)

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
Currency Abbreviation (continued)
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CD	Certificate of Deposit
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
Consolidated Schedule of Investments